Quarterly Holdings Report
for

Fidelity® Blue Chip Value Fund

April 30, 2021

BCV-QTLY-0621
1.800334.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
COMMUNICATION SERVICES - 9.9%
Diversified Telecommunication Services - 2.4%
Verizon Communications, Inc.	215,000	$12,424,850
Interactive Media & Services - 2.4%
Alphabet, Inc. Class A (a)	5,100	12,002,850
Media - 5.1%
Comcast Corp. Class A	303,700	17,052,755
Interpublic Group of Companies, Inc.	289,000	9,175,750
		26,228,505

TOTAL COMMUNICATION SERVICES		50,656,205

CONSUMER DISCRETIONARY - 6.1%
Household Durables - 0.8%
Newell Brands, Inc.	161,400	4,351,344
Multiline Retail - 1.6%
Dollar General Corp.	37,300	8,010,175
Specialty Retail - 3.7%
Best Buy Co., Inc.	79,400	9,231,838
Lowe's Companies, Inc.	49,300	9,675,125
		18,906,963

TOTAL CONSUMER DISCRETIONARY		31,268,482

CONSUMER STAPLES - 6.9%
Beverages - 1.3%
C&C Group PLC (United Kingdom) (a)	1,631,400	6,673,519
Food & Staples Retailing - 1.8%
Kroger Co.	259,200	9,471,168
Food Products - 1.5%
Mondelez International, Inc.	124,700	7,583,007
Household Products - 2.3%
Procter & Gamble Co.	88,200	11,767,644

TOTAL CONSUMER STAPLES		35,495,338

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Parex Resources, Inc. (a)	456,000	8,588,374
Teekay LNG Partners LP (b)	224,100	3,339,090
		11,927,464
FINANCIALS - 22.9%
Banks - 10.1%
Bank of America Corp.	551,500	22,352,295
JPMorgan Chase & Co.	79,200	12,181,752
M&T Bank Corp.	48,400	7,632,196
PNC Financial Services Group, Inc.	51,600	9,646,620
		51,812,863
Consumer Finance - 3.3%
Capital One Financial Corp.	114,300	17,039,844
Diversified Financial Services - 4.9%
Berkshire Hathaway, Inc. Class B (a)	91,400	25,130,431
Insurance - 4.6%
Chubb Ltd.	75,600	12,972,204
The Travelers Companies, Inc.	67,700	10,470,482
		23,442,686

TOTAL FINANCIALS		117,425,824

HEALTH CARE - 21.6%
Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. (a)	82,600	13,932,968
Regeneron Pharmaceuticals, Inc. (a)	10,500	5,053,650
		18,986,618
Health Care Providers & Services - 12.1%
Anthem, Inc.	31,400	11,912,846
Centene Corp. (a)	148,300	9,156,042
Cigna Corp.	54,700	13,620,847
CVS Health Corp.	177,700	13,576,280
UnitedHealth Group, Inc.	35,700	14,237,160
		62,503,175
Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	135,800	8,476,636
Roche Holding AG (participation certificate)	40,070	13,069,065
Sanofi SA sponsored ADR	155,800	8,159,246
		29,704,947

TOTAL HEALTH CARE		111,194,740

INDUSTRIALS - 9.4%
Air Freight & Logistics - 0.9%
Deutsche Post AG	79,800	4,699,995
Building Products - 2.0%
Owens Corning	108,900	10,542,609
Electrical Equipment - 1.9%
Regal Beloit Corp.	67,000	9,676,810
Industrial Conglomerates - 1.4%
Siemens AG	42,900	7,157,218
Machinery - 3.2%
ITT, Inc.	84,300	7,950,333
Oshkosh Corp.	67,600	8,411,468
		16,361,801

TOTAL INDUSTRIALS		48,438,433

INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 3.5%
Cisco Systems, Inc.	355,700	18,108,687
IT Services - 3.9%
Amdocs Ltd.	124,500	9,554,130
Cognizant Technology Solutions Corp. Class A	126,600	10,178,640
		19,732,770

TOTAL INFORMATION TECHNOLOGY		37,841,457

REAL ESTATE - 2.3%
Real Estate Management & Development - 2.3%
CBRE Group, Inc. (a)	136,300	11,612,760
UTILITIES - 6.7%
Electric Utilities - 6.7%
Evergy, Inc.	109,900	7,030,303
Exelon Corp.	147,200	6,615,168
PG&E Corp. (a)	484,400	5,483,408
PPL Corp.	208,100	6,061,953
Southern Co.	138,000	9,131,460
		34,322,292
TOTAL COMMON STOCKS
(Cost $372,067,489)		490,182,995

Nonconvertible Preferred Stocks - 3.4%
INFORMATION TECHNOLOGY - 3.4%
Technology Hardware, Storage & Peripherals - 3.4%
Samsung Electronics Co. Ltd.
(Cost $10,524,091)	266,090	17,441,425

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.04% (c)	4,865,912	4,866,885
Fidelity Securities Lending Cash Central Fund 0.04% (c)(d)	25,197	25,200
TOTAL MONEY MARKET FUNDS
(Cost $4,892,085)		4,892,085
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $387,483,665)		512,516,505
NET OTHER ASSETS (LIABILITIES) - 0.2%		846,763
NET ASSETS - 100%		$513,363,268

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,849
Fidelity Securities Lending Cash Central Fund	154
Total	$9,003

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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